Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Components of Income Tax Expense

	Years ended December 31,
$ in millions	2014	2013	2012
Computation of tax expense
Federal income tax expense / (benefit)(a)	$(19.8)	$(69.9)	$(588.7)

Increases (decreases) in tax resulting from:
State income taxes, net of federal effect	1.2	1.7	3.5
Depreciation of AFUDC - Equity	(3.4)	(3.2)	(2.4)
Investment tax credit amortized	(0.5)	(0.5)	(0.3)
Section 199 - domestic production deduction	(1.1)	(4.1)	(2.1)
Non-deductible merger-related compensation	-	-	0.6
Non-deductible goodwill impairment	47.5	107.2	636.0
Accrual (settlement) for open tax years	(6.6)	(8.8)	(0.1)
Other, net (b)	0.7	(0.1)	1.2
Total tax expense	$18.0	$22.3	$47.7

Components of tax expense
Federal - current	$(0.1)	$1.8	$48.6
State and Local - current	0.9	0.7	1.2
Total current	0.8	2.5	49.8

Federal - deferred	16.6	18.1	(4.9)
State and local - deferred	0.6	1.7	2.8
Total deferred	17.2	19.8	(2.1)

Total tax expense	$18.0	$22.3	$47.7

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities
	December 31,
$ in millions	2014	2013
Net non-current Assets / (Liabilities)
Depreciation / property basis	$(548.2)	$(531.5)
Income taxes recoverable	(14.8)	(11.4)
Regulatory assets	(18.0)	(15.6)
Investment tax credit	1.5	1.0
Compensation and employee benefits	3.2	(3.9)
Intangibles	(7.0)	(2.0)
Long-term debt	(1.5)	(1.7)
Other (c)	(2.5)	0.8
Net non-current liabilities	$(587.3)	$(564.3)

Net current Assets / (Liabilities) (d)
Other	$1.1	$(2.6)
Net current assets / (liabilities)	$1.1	$(2.6)

Reconciliation of Unrecognized Tax Benefits

$ in millions
Balance at December 31, 2012	$18.3

Calendar 2013
Tax positions taken during prior period	(0.1)
Lapse of Statute of Limitations	(6.9)
Settlement with taxing authorities	(2.5)
Balance at December 31, 2013	8.8

Calendar 2014
Tax positions taken during prior period	2.8
Lapse of Statute of Limitations	(8.6)
Balance at December 31, 2014	$3.0

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)

	Years ended December 31,
$ in millions	2014	2013	2012
Tax expense / (benefit)	$(9.1)	$15.4	$(2.5)

Effective Income Tax Rates

	Three months ended March 31,
	2015	2014
DPL	30.7%	(65.8)%